Statement of Changes in Equity (Unaudited) (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 422	$ 8,533	$ 925,129	$ 0	$ 0
Balance (in shares) at Dec. 31, 2009	42,204,904
Accumulated coverage of loss of 2010			0		0
Common Shares Issued, net of issuance costs (in shares)	4,600,000
Common Shares Issued, net of issuance costs	46	50	136,414
Restricted shares issued to the Manager (in shares)	93,878
Compensation-Restricted Shares	1	2,837
Share-based Compensation		60
Return of Capital			(79,728)
Other Comprehensive (loss) Income				0
Net Income (Loss)					(809)
Balance at Dec. 31, 2010	469	11,480	981,815	0	(809)	992,955
Balance (in shares) at Dec. 31, 2010	46,898,782
Accumulated coverage of loss of 2010			(809)		809
Common Shares Issued, net of issuance costs		0	0
Compensation-Restricted Shares		0
Share-based Compensation (in shares)	400,000					400,000
Share-based Compensation	4	974
Return of Capital			(40,082)
Other Comprehensive (loss) Income				(245)		(245)
Net Income (Loss)					(54,645)	(54,645)
Balance at Sep. 30, 2011	$ 473	$ 12,454	$ 940,924	$ (245)	$ (54,645)	$ 898,961
Balance (in shares) at Sep. 30, 2011	47,298,782